Net loss per share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share Attributable to Common Stockholders
The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2021 and 2020 (in thousands, except share and per share amounts):

	Three Months Ended March 31,
Common stockholders	2021	2020
Numerator:
Net and comprehensive loss	$(12,850)	$(9,454)
Less: Preferred stock dividends	—	34
Less: Adjustment due to warrant modifications	402	—
Adjusted Net and comprehensive loss available to common stockholders	$(13,252)	$(9,488)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	57,525,054	48,526,396
Net loss per share attributable to common stockholders, basic and diluted	$(0.23)	$(0.20)

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020 and 2019 (in thousands, except share and per share amounts):

	Years Ended December 31,
Common stockholders	2020	2019
Numerator:
Net and comprehensive loss	$(59,335)	$(184,462)
Less: Preferred stock dividends	103	109
Add: Adjustment due to gain on Series E Exchange	(5,415)	—
Less: Adjustment due to BCF of Series F Shares	5,349	—
Net and comprehensive loss available to common stockholders	$(59,372)	$(184,571)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	49,084,432	33,238,600
Net loss per share attributable to common stockholders, basic and diluted	$(1.21)	$(5.55)